Consolidated Balance Sheet(Parenthetical) - $ / shares	Dec. 31, 2015	Jun. 23, 2015	Jun. 16, 2015	Dec. 31, 2014	Nov. 20, 2014	Jan. 31, 2014	Dec. 17, 2013	Nov. 30, 2013	Sep. 24, 2013	Jul. 16, 2013	Mar. 20, 2013
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01	$ 0.01	$ 0.01					$ 0.01
Common Stock, Shares Authorized	56,250,000			56,250,000
Common Stock, Shares, Issued	28,686,561	1,662,500	11,083,333	15,024,974	3,333,333	391,250	2,608,333	2,715,867	2,783,333	2,604,167	125
Common Stock, shares, Outstanding	28,686,561			15,024,974